Financial liabilities - Kreos / Claret Financing (Details) € / shares in Units, € in Thousands, $ in Thousands											12 Months Ended			121 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Jun. 21, 2024 EUR (€) € / shares	Jun. 21, 2024 USD ($)	Mar. 28, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Nov. 02, 2023 EUR (€) € / shares shares	Aug. 22, 2023 EUR (€)	Aug. 20, 2023 EUR (€) tranche € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Aug. 24, 2023 € / shares	Apr. 01, 2022 € / shares	Jul. 24, 2018 € / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings														€ 175,000
Other share warrants, subscripion price per share (in euro per share) | € / shares									€ 0.14				€ 0.14
Repayments of bond loans											€ 0	€ 11,635	€ 9,410
Financial liabilities, at fair value	€ 162,256				€ 125,191				€ 58,469		€ 162,256	€ 125,191	€ 58,469	€ 125,191
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value								€ 23,995
Convertible loans notes								25,000
Carrying amount of the equity component								€ 1,005
Market rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								1.00%
Market rate | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities								0.126
Decrease in financial liabilities at fair value								€ 624
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1	€ 1		€ 1	€ 1	€ 1		€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Share price | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 197	€ 78	€ 176
Share price | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 232
Share price | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 350				€ 401
Share price | Kreos & Claret minimum return indemnifications
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | € / shares		12.94		13.40
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ (16)		€ (30)							€ (3)
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Volatility | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 48	€ 6	€ 16
Volatility | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 28
Volatility | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 37				€ 96
Volatility | Kreos & Claret minimum return indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ 4		€ 4							€ (1)
Volatility | Kreos & Claret minimum return indemnifications | Black Scholes Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		0.601		0.603
Volatility | Kreos & Claret minimum return indemnifications | Monte Carlo Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		0.599		0.619
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Risk-free rate | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 64	€ 12	€ 69
Risk-free rate | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 42
Risk-free rate | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 61				€ 95
Risk-free rate | Kreos & Claret minimum return indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ 8		€ (3)							€ (3)
Risk-free rate | Kreos & Claret minimum return indemnifications | Black Scholes Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		0.030		0.026
Risk-free rate | Kreos & Claret minimum return indemnifications | Monte Carlo Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		0.031		0.028
Final redemption scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	5.00%		5.00%							10.00%
Final redemption scenario probability | Kreos & Claret minimum return indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ 46		€ 35							€ 3
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%		1.00%							1.00%
Discount rate | Kreos & Claret minimum return indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ (13)		€ (53)							€ (82)
7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%				5.00%	5.00%		5.00%			10.00%	5.00%		5.00%
7-year expiry scenario probability | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 64
7-year expiry scenario probability | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 36
7-year expiry scenario probability | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 75				€ 76
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Other share warrants, subscripion price per share (in euro per share) | € / shares																	€ 1
Expiry scenario period, other equity instruments granted								7 years			7 years
Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Expiry scenario period, other equity instruments granted						7 years
Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Expiry scenario period, other equity instruments granted	7 years				7 years
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity								€ 75,000
Borrowings, number of tranches | tranche								3
Borrowings, maximum borrowing capacity per tranche								€ 25,000
Other share warrants, exercise period								7 years
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Other share warrants, subscripion price per share (in euro per share) | € / shares								€ 1.00
Number of warrants granted (in shares) | shares								214,198
Exercise price, other equity instruments granted (in euro per share) | € / shares								€ 18.6744
Exercise price, percentage of premium								10.00%
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares						405,832
Exercise price, other equity instruments granted (in euro per share) | € / shares						€ 9.86
Exercise price, percentage of 15-day WVAP						110.00%
Issuance of other share warrants						€ 4,000
Number of instruments granted, percentage exercisable immediately						50.00%
Number of instruments granted, remaining percentage exercisable						50.00%
Kreos & Claret financing, tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							€ 25,000
Borrowings, fixed conversion price | € / shares								€ 21.2209
Borrowings, interest rate								9.00%
Borrowings, early repayment, discount rate								4.00%
Borrowings, exit fee percentage								8.00%
Kreos & Claret financing, tranche B and C
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche								2
Borrowings, early repayment, discount rate								4.00%
Borrowings, exit fee percentage								6.00%
Kreos & Claret financing, tranche B and C | European Central Bank base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	7.50%							7.50%			7.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	2.50%							2.50%			2.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	4.00%							4.00%			4.00%
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				€ 25,000
Borrowings, debt-to-market capitalization ratio				10.00%
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		€ 25,000
Proceeds from borrowings				€ 25,000
Borrowings, debt-to-market capitalization ratio		10.00%
Performance conditions, minimum financing | $			$ 125,000
Kreos 1 bond loans
Disclosure of detailed information about borrowings [line items]
Repayments of bond loans							€ 7,661